Property, Plant and Equipment - Summary of Additional Lease Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Expenses relating to short-term leases	$ 9,048	$ 36,364	$ 17,192
Expenses relating to low-value asset leases	19,592	11,464	9,322
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$ 164,278	$ 166,351	$ 168,886